UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2018

Date of reporting period:	November 30, 2017

Item 1. Schedule of Investments:

Putnam Small Cap Value Fund

The fund's portfolio
11/30/17 (Unaudited)

COMMON STOCKS (88.4%)(a)
		Shares	Value

Air freight and logistics (1.3%)

Hub Group, Inc. Class A(NON)		106,329	$5,082,526

			5,082,526
Airlines (0.3%)

Spirit Airlines, Inc.(NON)(S)		30,100	1,283,163

			1,283,163
Auto components (2.4%)

Gentex Corp.		115,100	2,357,248

Horizon Global Corp.(NON)		125,200	1,765,320

Martinrea International, Inc. (Canada)		47,900	570,649

Motorcar Parts of America, Inc.(NON)		94,949	2,474,371

Tenneco, Inc.		42,300	2,513,043

			9,680,631
Banks (6.4%)

Berkshire Hills Bancorp, Inc.		52,600	2,027,730

Blue Hills Bancorp, Inc.		68,950	1,472,083

Bridge Bancorp, Inc.		46,931	1,687,169

Brookline Bancorp, Inc.		82,300	1,325,030

First Bancshares, Inc. (The)		36,327	1,198,791

First Internet Bancorp		37,100	1,478,435

Fulton Financial Corp.		87,581	1,664,039

HarborOne Bancorp, Inc.(NON)		28,930	560,663

IBERIABANK Corp.		20,099	1,562,697

Investors Bancorp, Inc.		27,300	389,571

LegacyTexas Financial Group, Inc.		26,100	1,092,807

Metropolitan Bank Holding Corp.(NON)		29,208	1,278,142

Old National Bancorp		84,762	1,546,907

Pacific Premier Bancorp, Inc.(NON)		53,191	2,106,364

RBB Bancorp		13,976	352,055

Sterling Bancorp		40,955	1,038,209

Umpqua Holdings Corp.		27,347	604,642

United Community Banks, Inc./GA		50,900	1,462,866

Valley National Bancorp		91,158	1,084,780

Western Alliance Bancorp(NON)		24,300	1,413,774

			25,346,754
Building products (2.0%)

Apogee Enterprises, Inc.(S)		99,013	4,953,620

Armstrong Flooring, Inc.(NON)		89,777	1,572,893

Griffon Corp.		67,187	1,568,816

			8,095,329
Capital markets (2.4%)

Investment Technology Group, Inc.		42,300	760,977

JMP Group, LLC		83,300	441,490

Legg Mason, Inc.		105,800	4,227,768

OM Asset Management PLC (United Kingdom)		75,200	1,233,280

Virtus Investment Partners, Inc.		12,500	1,500,625

Waddell & Reed Financial, Inc. Class A(S)		60,100	1,220,030

			9,384,170
Chemicals (2.3%)

Core Molding Technologies, Inc.		28,156	605,917

Minerals Technologies, Inc.		89,601	6,491,592

Orion Engineered Carbons SA (Luxembourg)		29,716	726,556

Valvoline, Inc.		52,291	1,289,496

			9,113,561
Commercial services and supplies (3.4%)

Brink's Co. (The)		48,202	3,897,132

Clean Harbors, Inc.(NON)		51,000	2,746,860

GDI Integrated Facility Services, Inc. (Canada)(NON)		6,419	78,313

Herman Miller, Inc.		48,100	1,719,575

HNI Corp.		30,300	1,060,500

Knoll, Inc.		153,431	3,340,193

Williams Scotsman Corp.(NON)		60,414	634,347

			13,476,920
Communications equipment (2.0%)

Acacia Communications, Inc.(NON)(S)		15,603	603,524

ADTRAN, Inc.		8,600	198,660

Ciena Corp.(NON)		64,600	1,405,050

Finisar Corp.(NON)(S)		41,576	831,936

Infinera Corp.(NON)(S)		215,200	1,558,048

Lumentum Holdings, Inc.(NON)(S)		18,900	1,021,545

Mitel Networks Corp. (Canada)(NON)		152,037	1,188,929

Oclaro, Inc.(NON)(S)		106,600	758,992

PC-Tel, Inc.(NON)		24,108	176,953

			7,743,637
Construction and engineering (3.6%)

Badger Daylighting, Ltd. (Canada)(S)		128,200	2,820,072

KBR, Inc.		44,440	833,250

Layne Christensen Co.(NON)		132,934	1,724,154

MasTec, Inc.(NON)		117,500	5,269,875

MYR Group, Inc./DE(NON)		54,500	1,938,020

Northwest Pipe, Co.(NON)(S)		95,175	1,735,040

			14,320,411
Construction materials (1.2%)

Summit Materials, Inc. Class A(NON)		71,200	2,190,112

U.S. Concrete, Inc.(NON)(S)		31,500	2,546,775

			4,736,887
Consumer finance (0.6%)

SLM Corp.(NON)		220,100	2,546,557

			2,546,557
Containers and packaging (2.1%)

Bemis Co., Inc.		87,200	4,091,424

Graphic Packaging Holding Co.		115,200	1,763,712

Owens-Illinois, Inc.(NON)		49,900	1,208,578

Silgan Holdings, Inc.		42,700	1,233,176

			8,296,890
Diversified financial services (1.2%)

Capitol Investment Corp IV (Units)(NON)		198,786	2,001,775

Easterly Acquisition Corp.(NON)		73,800	726,930

Silver Run Acquisition Corp. II Class A(NON)		198,923	1,981,273

			4,709,978
Electrical equipment (3.9%)

Atkore International Group, Inc.(NON)		101,535	2,160,665

AZZ, Inc.		53,989	2,596,871

Encore Wire Corp.		54,643	2,546,364

EnerSys		29,800	2,058,882

Powell Industries, Inc.		50,764	1,424,945

Regal Beloit Corp.		33,400	2,570,130

Thermon Group Holdings, Inc.(NON)		92,668	2,155,458

			15,513,315
Electronic equipment, instruments, and components (3.1%)

Anixter International, Inc.(NON)		19,996	1,429,714

Benchmark Electronics, Inc.(NON)		32,300	985,150

Celestica, Inc. (Canada)(NON)		360,100	3,903,484

Knowles Corp.(NON)(S)		255,000	4,026,450

Park Electrochemical Corp.		34,892	666,437

TTM Technologies, Inc.(NON)(S)		71,600	1,169,228

			12,180,463
Energy equipment and services (3.1%)

C&J Energy Services, Inc.(NON)		18,122	566,494

Helix Energy Solutions Group, Inc.(NON)		71,100	472,815

Keane Group, Inc.(NON)(S)		90,700	1,356,872

Key Energy Services, Inc.(NON)(S)		76,400	757,888

Matrix Service Co.(NON)		141,392	2,417,803

Mullen Group, Ltd. (Canada)		75,945	920,652

Patterson-UTI Energy, Inc.		125,737	2,714,662

Unit Corp.(NON)		79,049	1,690,858

Weatherford International PLC(NON)(S)		397,900	1,313,070

			12,211,114
Equity real estate investment trusts (REITs) (1.7%)

Clipper Realty, Inc.		61,363	618,539

DiamondRock Hospitality Co.		47,300	529,287

Geo Group, Inc. (The)		78,100	2,072,774

RLJ Lodging Trust		94,336	2,045,204

Senior Housing Properties Trust		82,540	1,580,641

			6,846,445
Food and staples retail (0.8%)

Sprouts Farmers Market, Inc.(NON)		132,338	3,094,062

			3,094,062
Food products (2.6%)

Amira Nature Foods, Ltd. (United Arab Emirates)(NON)(S)		91,783	399,256

Amplify Snack Brands, Inc.(NON)(S)		168,620	977,996

B&G Foods, Inc.(S)		15,659	606,003

Blue Buffalo Pet Products, Inc.(NON)(S)		20,180	619,728

Flowers Foods, Inc.		115,740	2,312,485

Hain Celestial Group, Inc. (The)(NON)		131,916	5,421,748

			10,337,216
Health-care providers and services (2.2%)

American Renal Associates Holdings, Inc.(NON)		32,000	463,360

Brookdale Senior Living, Inc.(NON)		222,200	2,375,318

Ensign Group, Inc. (The)(S)		103,201	2,504,688

Envision Healthcare Corp.(NON)(S)		53,400	1,705,062

PetIQ, Inc.(NON)		82,000	1,818,760

			8,867,188
Hotels, restaurants, and leisure (5.3%)

Bloomin' Brands, Inc.(S)		84,000	1,803,480

Caesars Entertainment Corp.(NON)		303,700	4,024,025

Carrols Restaurant Group, Inc.(NON)		165,300	2,190,225

Del Frisco's Restaurant Group, Inc.(NON)		75,300	1,095,615

Dunkin' Brands Group, Inc.		3,367	201,010

Fiesta Restaurant Group, Inc.(NON)(S)		60,300	1,139,670

ILG, Inc.		27,320	767,419

La Quinta Holdings, Inc.(NON)		92,900	1,654,549

Playa Hotels & Resorts NV(NON)		177,600	1,889,664

Red Lion Hotels Corp.(NON)		191,628	1,734,233

Red Robin Gourmet Burgers, Inc.(NON)(S)		31,214	1,635,614

SeaWorld Entertainment, Inc.(NON)		74,312	873,166

Sonic Corp.		56,500	1,441,880

Speedway Motorsports, Inc.		23,571	454,920

			20,905,470
Household durables (—%)

Lifetime Brands, Inc.		10,138	183,498

			183,498
Household products (0.3%)

Energizer Holdings, Inc.		22,845	1,049,271

			1,049,271
Insurance (1.6%)

Argo Group International Holdings, Ltd. (Bermuda)		19,946	1,221,693

Assured Guaranty, Ltd.		69,200	2,512,652

Donegal Group, Inc. Class A		23,470	415,654

Greenlight Capital Re, Ltd. Class A (Cayman Islands)(NON)		40,286	892,335

Heritage Insurance Holdings, Inc.(S)		82,749	1,487,827

			6,530,161
Internet software and services (0.8%)

j2 Global, Inc.		27,549	2,078,848

Shutterstock, Inc.(NON)(S)		25,300	1,074,997

			3,153,845
IT Services (0.4%)

Conduent, Inc.(NON)		110,000	1,678,600

			1,678,600
Leisure products (2.5%)

American Outdoor Brands Corp.(NON)(S)		53,277	747,476

Brunswick Corp.		99,200	5,490,720

Clarus Corp.(NON)		212,996	1,640,069

Mattel, Inc.(S)		86,600	1,580,450

Sturm Ruger & Co., Inc.(S)		11,740	642,765

			10,101,480
Machinery (5.8%)

American Railcar Industries, Inc.		18,023	730,292

Astec Industries, Inc.		34,027	1,884,075

ATS Automation Tooling Systems, Inc. (Canada)(NON)		80,500	1,000,829

Colfax Corp.(NON)		52,600	1,959,876

Deutz AG (Germany)		185,524	1,545,739

DMC Global, Inc.		79,982	1,611,637

Flowserve Corp.(S)		14,000	596,120

Franklin Electric Co., Inc.		59,700	2,764,110

FreightCar America, Inc.		82,700	1,386,879

Global Brass & Copper Holdings, Inc.		41,600	1,439,360

Hyster-Yale Materials Handling, Inc.		12,435	1,054,861

LB Foster Co. Class A(NON)		61,791	1,427,372

Mueller Industries, Inc.		41,925	1,526,070

Rexnord Corp.(NON)		102,732	2,560,081

Titan International, Inc.		144,002	1,723,704

			23,211,005
Marine (0.4%)

Matson, Inc.		33,936	989,913

Safe Bulkers, Inc. (Monaco)(NON)(S)		172,174	545,792

			1,535,705
Media (0.9%)

Central European Media Enterprises, Ltd. Class A (Czech Republic)(NON)(S)		218,561	1,081,877

IMAX Corp. (Canada)(NON)(S)		87,300	2,217,420

Regal Entertainment Group Class A		13,800	278,898

			3,578,195
Metals and mining (2.9%)

Carpenter Technology Corp.		93,299	4,611,770

Ferroglobe Representation & Warranty Insurance Trust(NON)(F)		270,395	—

Major Drilling Group International, Inc. (Canada)(NON)		585,924	2,906,572

Olympic Steel, Inc.		55,436	1,104,285

TimkenSteel Corp.(NON)		164,249	2,480,160

Universal Stainless & Alloy Products, Inc.(NON)		15,606	330,535

			11,433,322
Multiline retail (1.0%)

Dillards, Inc. Class A(S)		21,837	1,312,404

Kohl's Corp.		59,500	2,854,215

			4,166,619
Oil, gas, and consumable fuels (6.7%)

Bonanza Creek Energy, Inc.(NON)		44,810	1,244,374

Chaparral Energy, Inc. Class A(NON)		89,025	2,136,600

Crescent Point Energy Corp. (Canada)		488,200	3,558,978

Energen Corp.(NON)		55,634	3,141,096

Gener8 Maritime, Inc.(NON)(S)		346,768	1,577,794

Laredo Petroleum, Inc.(NON)(S)		59,100	631,779

Linn Energy, Inc.(NON)		78,718	2,951,138

Midstates Petroleum Co., Inc.(NON)		66,600	1,106,226

Oasis Petroleum, Inc.(NON)		72,300	739,629

Overseas Shipholding Group, Inc. Class A(NON)		190,782	557,083

Penn Virginia Corp.(NON)		76,300	2,617,853

Range Resources Corp.		13,200	237,864

SandRidge Energy, Inc.(NON)		77,900	1,449,719

SRC Energy, Inc.(NON)		216,655	1,897,898

Tsakos Energy Navigation, Ltd. (Greece)(S)		360,500	1,384,320

Ultra Petroleum Corp.(NON)(S)		101,735	975,639

Whiting Petroleum Corp.(NON)(S)		17,200	429,140

			26,637,130
Paper and forest products (0.7%)

KapStone Paper and Packaging Corp.		75,200	1,671,696

PH Glatfelter Co.		54,200	1,126,818

			2,798,514
Professional services (0.2%)

ICF International, Inc.(NON)		18,304	989,331

			989,331
Real estate management and development (0.7%)

Consolidated-Tomoka Land, Co.		21,166	1,298,111

Kennedy-Wilson Holdings, Inc.		69,800	1,336,670

			2,634,781
Road and rail (0.7%)

Heartland Express, Inc.		37,900	865,636

Schneider National, Inc. Class B		71,084	1,864,533

			2,730,169
Semiconductors and semiconductor equipment (1.7%)

FormFactor, Inc.(NON)		152,883	2,507,281

Inphi Corp.(NON)(S)		21,100	866,577

Silicon Motion Technology Corp. ADR (Taiwan)(S)		61,625	3,189,710

			6,563,568
Software (0.1%)

BancTec, Inc. 144A CVR(F)		160,833	—

TECSYS, Inc. (Canada)		40,534	506,145

			506,145
Specialty retail (2.4%)

American Eagle Outfitters, Inc.		88,000	1,415,040

Barnes & Noble, Inc.		50,700	349,830

DSW, Inc. Class A		38,163	814,017

Genesco, Inc.(NON)		91,643	2,850,097

New York & Co., Inc.(NON)		363,290	868,263

Party City Holdco, Inc.(NON)(S)		133,138	1,850,618

Roots Corp. (Canada)(NON)		174,578	1,359,926

			9,507,791
Technology hardware, storage, and peripherals (0.4%)

NCR Corp.(NON)		47,569	1,488,434

			1,488,434
Textiles, apparel, and luxury goods (0.2%)

Perry Ellis International, Inc.(NON)		20,251	495,542

Vera Bradley, Inc.(NON)		49,990	442,412

			937,954
Thrifts and mortgage finance (3.2%)

Beneficial Bancorp, Inc.		84,241	1,427,885

Clifton Bancorp, Inc.		76,312	1,320,961

First Defiance Financial Corp.		12,543	681,461

Meridian Bancorp, Inc.		52,000	1,047,800

OceanFirst Financial Corp.		58,583	1,625,678

PCSB Financial Corp.(NON)		100,137	1,975,703

Radian Group, Inc.		182,587	3,741,208

Sterling Bancorp, Inc./MI(NON)		71,547	887,183

			12,707,879
Trading companies and distributors (0.9%)

Foundation Building Materials, Inc.(NON)(S)		105,661	1,607,104

Hardwoods Distribution, Inc. (Canada)		37,283	550,800

MRC Global, Inc.(NON)		99,300	1,560,005

			3,717,909

Total common stocks (cost $327,177,015)			$351,613,993

INVESTMENT COMPANIES (3.1%)(a)
		Shares	Value

Ares Capital Corp.		182,500	$2,960,150

Golub Capital BDC, Inc.		100,501	1,903,489

Hercules Capital, Inc.		115,847	1,555,825

Oaktree Specialty Lending Corp.		332,944	1,604,790

Solar Capital, Ltd.		27,169	580,873

TCP Capital Corp.		54,672	866,551

TPG Specialty Lending, Inc.		57,379	1,174,548

TriplePoint Venture Growth BDC Corp.		133,614	1,799,781

Total investment companies (cost $12,458,925)			$12,446,007

SHORT-TERM INVESTMENTS (15.8%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.31%(AFF)	Shares	47,813,603	$47,813,603

Putnam Short Term Investment Fund 1.23%(AFF)	Shares	13,992,029	13,992,029

U.S. Treasury Bills 1.095%, 1/18/18		$555,000	554,173

U.S. Treasury Bills 1.108%, 2/1/18		313,000	312,390

Total short-term investments (cost $62,672,247)			$62,672,195

TOTAL INVESTMENTS

Total investments (cost $402,308,187)			$426,732,195

FUTURES CONTRACTS OUTSTANDING at 11/30/17 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ depreciation

Russell 2000 Index E-Mini (Long)	6	$463,242	$463,620	Dec-17	$223

Unrealized appreciation					223
Unrealized depreciation					—

Total					$223

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
CVR	Contingent Value Rights

		Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2017 through November 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $397,570,923.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 2/28/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/17

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$33,533,970	$237,393,612	$223,113,979	$422,307	$47,813,603
	Putnam Short Term Investment Fund**	30,472,680	402,863,979	419,344,630	280,070	13,992,029

	Total Short-term investments	$64,006,650	$640,257,591	$642,458,609	$702,377	$61,805,632
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $47,813,603, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $46,485,634. Certain of these securities were sold prior to the close of the reporting period.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts to hedge interest rate risk.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$59,061,638	$—	$—
Consumer staples	14,480,549	—	—
Energy	38,848,244	—	—
Financials	61,225,499	—	—
Health care	8,867,188	—	—
Industrials	89,955,783	—	—
Information technology	33,314,692	—	—**
Materials	36,379,174	—	—**
Real estate	9,481,226	—	—
Total common stocks	351,613,993	—	—
Investment companies	12,446,007	—	—
Short-term investments	13,992,029	48,680,166	—

Totals by level	$378,052,029	$48,680,166	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$223	$—	$—

Totals by level	$223	$—	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
**Value of Level 3 security is $—.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$223	$—

Total	$223	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		2

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 25, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: January 25, 2018